Borrowings - Summary of Long-term Borrowings and Bonds (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	¥ 39,429	¥ 31,137
Long-term bank borrowings [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	11,651	1,828
Long-term bank borrowings [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	375	870
Long-term bank borrowings [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	2,664	3,073
Guaranteed bonds [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	7,798	7,796
Guaranteed bonds [member] | SGD [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	0	2,585
Guaranteed bonds [member] | JPY [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	3,158	3,197
Guaranteed bonds [member] | KRW [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	1,787	1,791
Unsecured bonds [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	¥ 11,996	¥ 9,997